Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Pharmacy inventory	¥ 70,265	¥ 34,783
Hospital consumables	19,446	20,314
Others	2,557	1,495
Total current inventories	92,268	56,592
Impairment on inventory carried at net reliable value	¥ 0	¥ 0